Fair Value Measurement (Details) - USD ($) $ in Thousands	Apr. 03, 2023	Dec. 31, 2025
Fair Value Measurement [Line Items]
Discount percentage	15.00%
Closing day, term	45 days
Wilk Technologies Ltd [Member]
Fair Value Measurement [Line Items]
Investment in Wilk	$ 435
Investment Percentage of stake in Wilk	2.50%
ATMOA [Member]
Fair Value Measurement [Line Items]
Fair value		$ 0